GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Guarantor and Nonguarantor Financial Statements [Abstract]
GUARANTOR AND NON-GARANTOR FINANCIAL STATEMENTS
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS
The following consolidating financial information and condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of December 31, 2012 and 2011, respectively; consolidating statements of operations and comprehensive (loss) income for the years ended December 31, 2012, 2011, and 2010, respectively; and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011, and 2010, respectively, of (a) Kennedy-Wilson Holdings, Inc. on an unconsolidated basis as the parent (and guarantor), (b) Kennedy-Wilson, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) Kennedy-Wilson Holdings, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Kennedy-Wilson Holdings, Inc., as the parent guarnator, with Kennedy-Wilson, Inc. and its guarantor and non-guarantor subsidiaries
Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned by Kennedy-Wilson as of December 31, 2010. Such guarantor subsidiaries were restructured prior to the exchange offer such that Kennedy-Wilson owned 100% of all of the guarantor subsidiaries as of December 31, 2011. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of December 31, 2012 or 2011.
CONDENSED CONSOLIDATING BALANCE SHEET AS OF DECEMBER 31, 2012

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$64,517,000	$38,489,000	$17,849,000	$—	$120,855,000
Short term investments	—	10,000,000	—	—	—	10,000,000
Accounts receivable	—	377,000	2,105,000	1,165,000	—	3,647,000
Accounts receivable — related parties	—	186,000	4,774,000	17,433,000	—	22,393,000
Intercompany receivables	—	3,269,000	—	—	(3,269,000)	—
Notes receivable	—	1,902,000	133,805,000	900,000	—	136,607,000
Intercompany loans receivable	—	39,587,000	—	—	(39,587,000)	—
Real estate, net of accumulated depreciation	—	—	93,928,000	195,521,000	—	289,449,000
Investments in joint ventures	—	5,670,000	450,199,000	87,324,000	—	543,193,000
Investments in and advances to consolidated subsidiaries	514,310,000	873,768,000	142,441,000	—	(1,530,519,000)	—
Investment in loan pool participations	—	—	95,601,000	—	—	95,601,000
Other assets	—	18,443,000	11,505,000	8,131,000	—	38,079,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000
Total Assets	$514,310,000	$1,017,719,000	$990,063,000	$335,072,000	$(1,573,375,000)	$1,283,789,000

Liabilities
Accounts payable	$—	$785,000	$236,000	$741,000	$—	$1,762,000
Accrued expenses and other liabilities	—	14,878,000	7,249,000	7,290,000	—	29,417,000
Intercompany payables	—	—	—	3,269,000	(3,269,000)	—
Accrued salaries and benefits	4,666,000	17,917,000	1,614,000	784,000	—	24,981,000
Deferred tax liability	—	20,189,000	2,327,000	155,000	—	22,671,000
Senior notes payable	—	409,640,000	—	—	—	409,640,000
Intercompany loans payable	—	—	—	39,587,000	(39,587,000)	—
Mortgage loans and notes payable	—	—	112,096,000	124,442,000	—	236,538,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000
Total liabilities	4,666,000	503,409,000	123,522,000	176,268,000	(42,856,000)	765,009,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	509,644,000	514,310,000	873,768,000	142,441,000	(1,530,519,000)	509,644,000
Noncontrolling interests	—	—	(7,227,000)	16,363,000	—	9,136,000
Total equity	509,644,000	514,310,000	866,541,000	158,804,000	(1,530,519,000)	518,780,000
Total liabilities and equity	$514,310,000	$1,017,719,000	$990,063,000	$335,072,000	$(1,573,375,000)	$1,283,789,000

CONDENSED CONSOLIDATING BALANCE SHEET AS OF DECEMBER 31, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$95,812,000	$2,553,000	$17,561,000	$—	$115,926,000
Accounts receivable	—	751,000	2,043,000	320,000	—	3,114,000
Accounts receivable — related parties	—	2,328,000	6,822,000	6,462,000	—	15,612,000
Notes receivable	—	862,000	6,076,000	1,000,000	—	7,938,000
Notes receivable — related parties	—	33,269,000	—	—	—	33,269,000
Real estate, net of accumulated depreciation	—	53,000	51,212,000	64,615,000	—	115,880,000
Investments in joint ventures	—	8,785,000	316,219,000	18,363,000	—	343,367,000
Investments in and advances to consolidated subsidiaries	412,871,000	567,285,000	82,393,000	—	(1,062,549,000)	—
Investment in loan pool participations	—	—	89,951,000	—	—	89,951,000
Marketable securities	—	22,972,000	33,000	—	—	23,005,000
Other assets	—	13,334,000	3,656,000	3,759,000	—	20,749,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000
Total Assets	$412,871,000	$745,451,000	$578,174,000	$118,829,000	$(1,062,549,000)	$792,776,000

Liabilities
Accounts payable	$52,000	$1,250,000	$396,000	$100,000	$—	$1,798,000
Accrued expenses and other liabilities	2,584,000	10,768,000	5,346,000	5,564,000	—	24,262,000
Accrued salaries and benefits	—	12,622,000	1,195,000	761,000	—	14,578,000
Deferred tax liability	—	18,555,000	(439,000)	321,000	—	18,437,000
Senior notes payable	—	249,385,000	—	—	—	249,385,000
Mortgage loans payable	—	—	4,391,000	26,357,000	—	30,748,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000
Total liabilities	2,636,000	332,580,000	10,889,000	33,103,000	—	379,208,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	410,235,000	412,871,000	567,285,000	82,393,000	(1,062,549,000)	410,235,000
Noncontrolling interests	—	—	—	3,333,000	—	3,333,000
Total equity	410,235,000	412,871,000	567,285,000	85,726,000	(1,062,549,000)	413,568,000
Total liabilities and equity	$412,871,000	$745,451,000	$578,174,000	$118,829,000	$(1,062,549,000)	$792,776,000

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2012

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$391,000	$9,313,000	$6,091,000	$—	$15,795,000
Management and leasing fees—related party	—	—	10,247,000	14,262,000	—	24,509,000
Commissions	—	523,000	1,974,000	2,526,000	—	5,023,000
Commissions—related party	—	—	2,962,000	4,970,000	—	7,932,000
Sale of real estate	—	—	2,271,000	—	—	2,271,000
Rental and other income	—	—	1,289,000	7,237,000	—	8,526,000
Total revenue	—	914,000	28,056,000	35,086,000	—	64,056,000
Operating expenses
Commission and marketing expenses	—	347,000	3,562,000	641,000	—	4,550,000
Compensation and related expenses	8,147,000	25,675,000	11,618,000	10,394,000	—	55,834,000
Cost of real estate sold	—	—	2,230,000	—	—	2,230,000
General and administrative	—	9,788,000	3,927,000	5,733,000	—	19,448,000
Rental operating expense	—	(42,000)	1,296,000	3,242,000	—	4,496,000
Depreciation and amortization	—	349,000	890,000	3,698,000	—	4,937,000
Total operating expenses	8,147,000	36,117,000	23,523,000	23,708,000	—	91,495,000
Equity in joint venture income	—	1,476,000	15,027,000	5,024,000	—	21,527,000
Interest income from loan pool participations and notes receivable	—	—	9,180,000	76,000	—	9,256,000
Income (loss) from consolidated subsidiaries	14,986,000	66,337,000	38,347,000	—	(119,670,000)	—
Operating income (loss)	6,839,000	32,610,000	67,087,000	16,478,000	(119,670,000)	3,344,000
Non-operating income (expense)
Interest income	—	107,000	23,000	3,000	—	133,000
Interest income—related party	—	2,805,000	—	—	—	2,805,000
Acquisition related gains	—	—	—	25,476,000	—	25,476,000
Gain on sale of marketable securities	—	4,353,000	—	—	—	4,353,000
Acquisition-related expenses	—	—	(80,000)	(595,000)	—	(675,000)
Interest expense	—	(25,635,000)	(483,000)	(2,477,000)	—	(28,595,000)
Income (loss) from continuing operations before benefit (provision for) from income taxes	6,839,000	14,240,000	66,547,000	38,885,000	(119,670,000)	6,841,000
Benefit from (provision for) income taxes	—	746,000	—	(538,000)	—	208,000
Income (loss) from continuing operations	6,839,000	14,986,000	66,547,000	38,347,000	(119,670,000)	7,049,000
Income from discontinued operations, net of income taxes	—	—	2,000	—	—	2,000
Loss from sale of real estate, net of income taxes	—	—	(212,000)	—	—	(212,000)
Net income (loss)	6,839,000	14,986,000	66,337,000	38,347,000	(119,670,000)	6,839,000
Net loss attributable to the noncontrolling interests	—	—	(370,000)	(2,219,000)	—	(2,589,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc.	6,839,000	14,986,000	65,967,000	36,128,000	(119,670,000)	4,250,000
Preferred stock dividends and accretion of issuance costs	(8,144,000)	—	—	—	—	(8,144,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(1,305,000)	$14,986,000	$65,967,000	$36,128,000	$(119,670,000)	$(3,894,000)
CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$719,000	$3,340,000	$8,511,000	$—	$12,570,000
Management and leasing fees — related party	—	—	13,341,000	1,205,000	—	14,546,000
Commissions	—	3,279,000	850,000	1,648,000	—	5,777,000
Commissions — related party	—	—	5,316,000	18,867,000	—	24,183,000
Sale of real estate	—	—	417,000	—	—	417,000
Rental and other income	—	—	1,086,000	4,054,000	—	5,140,000
Total revenue	—	3,998,000	24,350,000	34,285,000	—	62,633,000
Operating expenses
Commission and marketing expenses	—	887,000	2,693,000	385,000	—	3,965,000
Compensation and related expenses	5,055,000	18,127,000	11,806,000	6,141,000	—	41,129,000
Cost of real estate sold	—	—	397,000	—	—	397,000
General and administrative	—	9,024,000	3,153,000	2,278,000	—	14,455,000
Rental operating expenses	—	—	1,506,000	1,802,000	—	3,308,000
Depreciation and amortization	—	236,000	465,000	2,097,000	—	2,798,000
Total operating expenses	5,055,000	28,274,000	20,020,000	12,703,000	—	66,052,000
Equity in joint venture income	—	425,000	9,847,000	2,235,000	—	12,507,000
Interest income from loan pool participations and notes receivable	—	12,000	7,793,000	81,000	—	7,886,000
Income from consolidated subsidiaries	12,533,000	51,114,000	28,797,000	—	(92,444,000)	—
Operating income (loss)	7,478,000	27,275,000	50,767,000	23,898,000	(92,444,000)	16,974,000
Non-operating income (expense)
Interest income	—	186,000	99,000	—	—	285,000
Interest income — related party	—	2,021,000	—	—	—	2,021,000
Acquisition related gain	—	—	—	6,348,000	—	6,348,000
Interest expense	—	(18,963,000)	(95,000)	(1,449,000)	—	(20,507,000)
Income (loss) before benefit from income taxes	7,478,000	10,519,000	50,771,000	28,797,000	(92,444,000)	5,121,000
Benefit from income taxes	—	2,014,000	—	—	—	2,014,000
Net income (loss) from continuing operations	7,478,000	12,533,000	50,771,000	28,797,000	(92,444,000)	7,135,000
Income from discontinued operations, net of income taxes	—	—	8,000	—	—	8,000
(Loss) gain from sale of real estate, net of income taxes	—	—	335,000	—	—	335,000
Net income (loss)	7,478,000	12,533,000	51,114,000	28,797,000	(92,444,000)	7,478,000
Net income attributable to the noncontrolling interests	—	(103,000)	(379,000)	(650,000)	—	(1,132,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc.	7,478,000	12,430,000	50,735,000	28,147,000	(92,444,000)	6,346,000
Preferred dividends and accretion of preferred stock issuance costs	(8,744,000)	—	—	—	—	(8,744,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(1,266,000)	$12,430,000	$50,735,000	$28,147,000	$(92,444,000)	$(2,398,000)
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned prior to December 31, 2011 by Kennedy-Wilson. Such guarantor subsidiaries were restructured prior to December 31, 2011 such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries.
CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$183,000	$5,873,000	$2,857,000	$—	$8,913,000
Management and leasing fees — related party	—	—	11,258,000	1,159,000	—	12,417,000
Commissions	—	684,000	5,338,000	337,000	—	6,359,000
Commissions — related party	—	—	5,355,000	20,000	—	5,375,000
Sale of real estate	—	—	3,937,000	—	—	3,937,000
Sale of real estate — related party	—	—	9,535,000	—	—	9,535,000
Rental and other income	—	—	1,903,000	2,097,000	—	4,000,000
Total revenue	—	867,000	43,199,000	6,470,000	—	50,536,000
Operating expenses
Commission and marketing expenses	—	—	2,841,000	345,000	—	3,186,000
Compensation and related expenses	8,094,000	14,063,000	13,121,000	2,877,000	—	38,155,000
Merger-related compensation and related expenses	2,225,000	—	—	—	—	2,225,000
Cost of real estate sold	—	—	2,714,000	—	—	2,714,000
Cost of real estate sold - related party	—	—	8,812,000	—	—	8,812,000
General and administrative	227,000	6,753,000	3,453,000	881,000	—	11,314,000
Rental operating expenses	—	—	1,234,000	679,000	—	1,913,000
Depreciation and amortization	—	159,000	764,000	695,000	—	1,618,000
Total operating expenses	10,546,000	20,975,000	32,939,000	5,477,000	—	69,937,000
Equity in joint venture income (loss)	—	—	10,629,000	(81,000)	—	10,548,000
Interest income from loan pool participations and notes receivable	—	46,000	11,760,000	49,000	—	11,855,000
Income (loss) from consolidated subsidiaries	17,031,000	50,902,000	426,000	—	(68,359,000)	—
Operating income (loss)	6,485,000	30,840,000	33,075,000	961,000	(68,359,000)	3,002,000
Non-operating income (expense)
Interest income	—	153,000	39,000	—	—	192,000
Interest income — related party	—	662,000	—	—	—	662,000
Acquisition related gain	—	—	2,108,000	—	—	2,108,000
Gain on early extinguishment of mortgage debt	—	—	16,670,000	—	—	16,670,000
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)
Interest expense	—	(6,109,000)	(990,000)	(535,000)	—	(7,634,000)
Income (loss) before provision for income taxes	6,485,000	20,758,000	50,902,000	426,000	(68,359,000)	10,212,000
Provision for income taxes	—	(3,727,000)	—	—	—	(3,727,000)
Net income (loss)	6,485,000	17,031,000	50,902,000	426,000	(68,359,000)	6,485,000
Net income attributable to the noncontrolling interests	—	—	(2,963,000)	(16,000)	—	(2,979,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc.	6,485,000	17,031,000	47,939,000	410,000	(68,359,000)	3,506,000
Preferred dividends and accretion of preferred stock issuance costs	(4,558,000)	—	—	—	—	(4,558,000)
Net income (loss) attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$1,927,000	$17,031,000	$47,939,000	$410,000	$(68,359,000)	$(1,052,000)
—————(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME FOR THE YEAR ENDED DECEMBER 31, 2012

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Net Income	$6,839,000	$14,986,000	$66,337,000	$38,347,000	$(119,670,000)	$6,839,000

Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	3,263,000	3,263,000	14,000	—	(3,277,000)	3,263,000
Unrealized foreign currency translation gain (loss)	(1,453,000)	(1,453,000)	(2,251,000)	(265,000)	3,969,000	(1,453,000)
Unrealized forward contract forward currency gain (loss)	5,724,000	5,724,000	6,437,000	—	(12,161,000)	5,724,000
Total other comprehensive income (loss) for the period	$7,534,000	$7,534,000	$4,200,000	$(265,000)	$(11,469,000)	$7,534,000

Comprehensive income	14,373,000	22,520,000	70,537,000	38,082,000	(131,139,000)	14,373,000
Comprehensive income attributable to noncontrolling interests	—	—	—	(2,589,000)	—	(2,589,000)
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.	$14,373,000	$22,520,000	$70,537,000	$35,493,000	$(131,139,000)	$11,784,000
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME FOR THE YEAR ENDED DECEMBER 31, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Net Income (loss)	$7,478,000	$12,533,000	$51,114,000	$28,797,000	$(92,444,000)	$7,478,000

Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(3,198,000)	(3,198,000)	—	—	3,198,000	(3,198,000)
Unrealized foreign currency translation gain (loss)	1,508,000	1,508,000	2,012,000	(25,000)	(3,495,000)	1,508,000
Unrealized forward contract forward currency gain (loss)	(2,318,000)	(2,318,000)	(2,294,000)	—	4,612,000	(2,318,000)
Total other comprehensive income (loss) for the period	(4,008,000)	(4,008,000)	(282,000)	(25,000)	4,315,000	(4,008,000)

Comprehensive income (loss)	$3,470,000	$8,525,000	$50,832,000	$28,772,000	$(88,129,000)	$3,470,000
Comprehensive income attributable to noncontrolling interests	—	(103,000)	(379,000)	(650,000)	—	(1,132,000)
Comprehensive income (loss) attributable to Kennedy-Wilson Holdings, Inc.	$3,470,000	$8,422,000	$50,453,000	$28,122,000	$(88,129,000)	$2,338,000
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned prior to December 31, 2011 by Kennedy-Wilson. Such guarantor subsidiaries were restructured prior to December 31, 2011 such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries.
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Net Income (loss)	$6,485,000	$17,031,000	$50,902,000	$426,000	$(68,359,000)	$6,485,000

Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	6,000	6,000	6,000	—	(12,000)	6,000
Unrealized foreign currency translation gain (loss)	6,434,000	6,434,000	6,434,000	—	(12,868,000)	6,434,000
Total other comprehensive income (loss) for the period	6,440,000	6,440,000	6,440,000	—	(12,880,000)	6,440,000

Comprehensive income (loss)	$12,925,000	$23,471,000	$57,342,000	$426,000	$(81,239,000)	$12,925,000
Comprehensive income attributable to noncontrolling interests	—	—	(2,963,000)	(16,000)	—	(2,979,000)
Comprehensive income (loss) attributable to Kennedy-Wilson Holdings, Inc.	$12,925,000	$23,471,000	$54,379,000	$410,000	$(81,239,000)	$9,946,000
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2012

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Net cash provided by operating activities	$(563,000)	$(59,096,000)	$82,057,000	$(5,636,000)	$16,762,000
Cash flows from investing activities:
Additions to notes receivable	—	(42,000)	(167,819,000)	—	(167,861,000)
Settlements of notes receivable	—	194,000	6,780,000	100,000	7,074,000
Additions to notes receivable—related party	—	(17,062,000)	—	—	(17,062,000)
Settlements of notes receivable—related party	—	9,093,000	—	—	9,093,000
Net proceeds from sale of real estate	—	18,733,000	—	—	18,733,000
Purchases of and additions to real estate	—	—	(33,809,000)	(85,150,000)	(118,959,000)
Short term investment	—	(10,000,000)	—	—	(10,000,000)
Proceeds from sale of marketable securities	—	34,108,000	—	—	34,108,000
Investing distributions from joint ventures	—	32,000	38,000,000	669,000	38,701,000
Contributions to joint ventures	—	(1,200,000)	(177,357,000)	(165,000)	(178,722,000)
Investing distributions from loan pool participation	—	—	58,142,000	—	58,142,000
Contributions to loan pool participation	—	—	(72,970,000)	—	(72,970,000)
(Investments in) distributions from consolidated subsidiaries, net	(82,129,000)	(115,989,000)	194,595,000	3,523,000	—
Net cash used in investing activities	(82,129,000)	(82,133,000)	(154,438,000)	(81,023,000)	(399,723,000)
Cash flow from financing activities:
Borrowings under senior notes payable	—	160,250,000	—	—	160,250,000
Borrowings under lines of credit	—	85,811,000	—	—	85,811,000
Repayment of lines of credit	—	(85,811,000)	—	—	(85,811,000)
Borrowings under mortgage loans payable	—	—	108,264,000	49,475,000	157,739,000
Debt issue costs	—	(7,259,000)	—	—	(7,259,000)
Issuance of common stock	106,246,000	—	—	—	106,246,000
Repurchase of common stock	(47,000)	—	—	—	(47,000)
Repurchase of warrants	(1,610,000)	—	—	—	(1,610,000)
Dividends paid	(21,897,000)	—	—	—	(21,897,000)
Acquisitions of noncontrolling interests	—	—	—	(473,000)	(473,000)
Contributions from noncontrolling interests	—	—	—	400,000	400,000
Distributions to noncontrolling interests	—	—	—	(4,931,000)	(4,931,000)
Intercompany receivables, net	—	(42,856,000)	—	42,856,000	—
Net cash provided by financing activities	82,692,000	110,135,000	108,264,000	87,327,000	388,418,000
Effect of currency exchange rate changes on cash and cash equivalents	—	(201,000)	53,000	(380,000)	(528,000)
Net change in cash and cash equivalents	—	(31,295,000)	35,936,000	288,000	4,929,000
Cash and cash equivalents, beginning of year	—	95,812,000	2,553,000	17,561,000	115,926,000
Cash and cash equivalents, end of year	$—	$64,517,000	$38,489,000	$17,849,000	$120,855,000
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2012 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$—	$(32,013,000)	$11,145,000	$24,296,000	$3,428,000
Cash flows from investing activities:
Additions to notes receivable	—	—	(6,145,000)	—	(6,145,000)
Settlements of notes receivable	—	—	3,625,000	—	3,625,000
Additions to notes receivable - related party	—	(35,273,000)	—	—	(35,273,000)
Settlements of notes receivable - related party	—	4,867,000	—	—	4,867,000
Net proceeds from sale of real estate	—	—	7,053,000	—	7,053,000
Purchases of and additions to real estate	—	—	(2,552,000)	(128,000)	(2,680,000)
Investment in marketable securities	—	(32,775,000)	—	—	(32,775,000)
Investing distributions from joint ventures	—	—	17,830,000	5,444,000	23,274,000
Contributions to joint ventures	—	(2,000,000)	(100,780,000)	(2,606,000)	(105,386,000)
Investing distributions from loan pool participation	—	—	66,418,000	—	66,418,000
Contributions to loan pool participations	—	—	(130,551,000)	—	(130,551,000)
(Investments in) distributions from consolidated subsidiaries, net	(104,723,000)	(43,972,000)	146,853,000	1,842,000	—
Net cash (used in) provided by investing activities	(104,723,000)	(109,153,000)	1,751,000	4,552,000	(207,573,000)
Cash flow from financing activities:
Borrowings under senior notes payable	—	249,344,000	—	—	249,344,000
Repayment of notes payable	—	(20,533,000)	—	(4,250,000)	(24,783,000)
Borrowings under lines of credit	—	74,000,000	—	—	74,000,000
Repayment of lines of credit	—	(101,750,000)	—	—	(101,750,000)
Borrowings under mortgage loans payable	—	—	5,000,000	12,076,000	17,076,000
Repayment of mortgage loans payable	—	—	(15,577,000)	(22,000,000)	(37,577,000)
Debt issue costs	—	(7,224,000)	—	(515,000)	(7,739,000)
Issuance of common stock	123,100,000	—	—	—	123,100,000
Repurchase of common stock	(547,000)	—	—	—	(547,000)
Repurchase of warrants	(6,132,000)	—	—	—	(6,132,000)
Dividends paid	(11,698,000)	—	—	—	(11,698,000)
Contributions from noncontrolling interests	—	—	1,622,000	2,843,000	4,465,000
Distributions from noncontrolling interests	—	—	(4,876,000)	(266,000)	(5,142,000)
Net cash provided by (used in) financing activities	104,723,000	193,837,000	(13,831,000)	(12,112,000)	272,617,000
Effect of currency exchange rate changes on cash and cash equivalents	—	348,000	138,000	—	486,000
Net change in cash and cash equivalents	—	53,019,000	(797,000)	16,736,000	68,958,000
Cash and cash equivalents, beginning of year	—	42,793,000	3,350,000	825,000	46,968,000
Cash and cash equivalents, end of year	$—	$95,812,000	$2,553,000	$17,561,000	$115,926,000
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(2,670,000)	$(9,635,000)	$13,074,000	$1,388,000	$2,157,000
Cash flows from investing activities:
Additions to notes receivable	—	(377,000)	(24,259,000)	(1,000,000)	(25,636,000)
Settlements of notes receivable	—	15,000	8,423,000	—	8,438,000
Additions to notes receivable - related party	—	(5,914,000)	—	—	(5,914,000)
Settlements of notes receivable - related party	—	8,721,000	—	—	8,721,000
Net proceeds from sale of real estate	—	—	3,639,000	—	3,639,000
Net proceeds from sale of real estate - related party	—	—	9,548,000	—	9,548,000
Purchases of and additions to real estate	—	—	(19,590,000)	(4,174,000)	(23,764,000)
Distributions from joint ventures	—	—	9,790,000	387,000	10,177,000
Contributions to joint ventures	—	(1,220,000)	(77,203,000)	(5,468,000)	(83,891,000)
Contributions to loan pool participations	—	—	(16,154,000)	—	(16,154,000)
(Investments in) distributions from consolidated subsidiaries, net	(108,730,000)	13,161,000	87,197,000	8,372,000	—
Net cash provided by (used in) investing activities	(108,730,000)	14,386,000	(18,609,000)	(1,883,000)	(114,836,000)
Cash flow from financing activities:
Borrowings under notes payable	—	—	—	4,250,000	4,250,000
Repayment of notes payable	—	(5,600,000)	—	—	(5,600,000)
Borrowings under lines of credit	—	48,250,000	—	—	48,250,000
Repayment of lines of credit	—	(30,500,000)	—	—	(30,500,000)
Borrowings under mortgage loans payable	—	—	20,016,000	—	20,016,000
Repayment of mortgage loans payable	—	—	(21,492,000)	(3,243,000)	(24,735,000)
Repayment of convertible subordinated debt	—	(32,550,000)	—	—	(32,550,000)
Debt issue costs	—	(598,000)	—	(46,000)	(644,000)
Issuance of preferred stock	132,294,000	—	—	—	132,294,000
Repurchase of common stock	(11,301,000)	—	—	—	(11,301,000)
Repurchase of warrants	(11,500,000)	—	—	—	(11,500,000)
Dividends paid	(4,533,000)	—	—	—	(4,533,000)
Contributions from noncontrolling interests	—	—	10,955,000	—	10,955,000
Distributions from noncontrolling interests	—	—	(3,242,000)	—	(3,242,000)
Net cash (used in) provided by financing activities	104,960,000	(20,998,000)	6,237,000	961,000	91,160,000
Effect of currency exchange rate changes on cash and cash equivalents	6,440,000	4,263,000	—	—	10,703,000
Net change in cash and cash equivalents	—	(11,984,000)	702,000	466,000	(10,816,000)
Cash and cash equivalents, beginning of year	—	54,777,000	2,648,000	359,000	57,784,000
Cash and cash equivalents, end of year	$—	$42,793,000	$3,350,000	$825,000	$46,968,000
—————
(1)    Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.